Non-Controlling Interests - Additional Information (Details)	Oct. 21, 2024 CAD ($) shares
Disclosure of subsidiaries [line items]
Common shares acquired, Percentage	35.00%
Nova [Member]
Disclosure of subsidiaries [line items]
Transaction for consideration of approximately	$ 40,000,000
Common shares acquired, Percentage	35.00%
Cash transferred for each ordinary shares of acquire	$ 1.75
Cash consideration paid	$ 37,300,000
Shares issued as share consideration | shares	159,792
Aaggregate consideration being payable, Percentage	50.00%
Number of instruments or interests issued or issuable for each ordinary shares of acquire | shares	0.58
Nova [Member] | Top Of Range [Member]
Disclosure of subsidiaries [line items]
Percentage of equity interest	65.00%
Nova [Member] | Bottom Of Range [Member]
Disclosure of subsidiaries [line items]
Percentage of equity interest	100.00%